SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated April 14, 2023
to the Class F Shares Prospectus, Class I Shares Prospectus and Class Y Shares Prospectus
(the "Prospectuses") dated January 31, 2023

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

JOHCM (USA) Inc. no longer serves as a sub-adviser to the Fund. Accordingly, the Prospectuses are updated as follows:

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to JOHCM (USA) Inc. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Equity Fund," the text relating to JOHCM (USA) Inc. is hereby deleted.

There are no other changes to the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1442 (04/23)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated April 14, 2023
to the Statement of Additional Information (the "SAI"), dated January 31, 2023

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Portfolio Management of the Fund

JOHCM (USA) Inc. no longer serves as a sub-adviser to the Fund. Accordingly, the SAI is updated as follows:

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," under the sub-heading titled "JOHCM (USA) Inc." all references to the "International Equity Fund" are hereby deleted.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "JOHCM," all references to the "International Equity Fund" are hereby deleted.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1443 (04/23)